Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to align pay with performance, retain talent, and drive stockholder value through programs and practices that incorporate sound policies and best practices. The following table sets forth additional compensation information for our NEOs, calculated in accordance with 402(v) of SEC Regulations
S-K.
While Summary Compensation Table (SCT) total compensation values and Compensation Actually Paid (CAP) values are shown together in the below table, they are calculated differently. The SCT compensation values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas, CAP values include a revaluation of current year grants at year-end,
plus the year-over-year change in the fair value of multiple years of historical equity grants, valued at different times during the year. As CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in our stock price, and therefore, may be higher or lower than the SCT compensation values.

2022 PAY VERSUS PERFORMANCE

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Value of Initial Fixed $100 Investment Based On:			Adjusted EBITDA Excluding Special Items— Non-Normalized (i) (4) (in millions)
Year (a)	Summary Compensation Table Total for PEO (b) (1)	Compensation Actually Paid to PEO 1 (c) (1)(2)			Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)	Net Income (Loss) (h) (in millions)

2022	$12,837,409	$(1,846,653)	$2,594,429	$1,323,816	$213.42	$178.99	$38	$2,224

2021	$15,960,369	$71,419,061	$3,334,351	$20,670,785	$277.59	$157.75	$570	$2,763

2020	$13,280,808	$14,328,818	$3,273,590	$4,786,085	$107.16	$116.44	$(14)	$1,151
(1)
Roy Harvey served as our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO
NEOs included William Oplinger, John Slaven, Jeffrey Heeter, and Kelly Thomas. For 2021, our
non-PEO
NEOs included Messrs. Oplinger, Slaven, Timothy Reyes, and Heeter. For 2020, our
non-PEO
NEOs included Messrs. Oplinger, Slaven, Reyes, and Heeter.

(2)
For each of 2022, 2021 and 2020, the values Included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Roy Harvey (PEO)	2022	2021	2020

Summary Compensation Table Total for PEO (column (b))	$12,837,409	$15,960,369	$13,280,808

- aggregate change in actuarial present value of pension benefits	$0	$0	$2,067,235

+ service cost of pension benefits	$0	$0	$172,579

+ prior service cost of pension benefits	$0	$0	$0

- SCT “Stock Awards” column value	$10,474,101	$12,113,517	$8,468,529

- SCT “Option Awards” column value	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$4,601,646	$31,694,323	$12,187,015

+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(8,254,905)	$36,132,923	$(298,172)

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0

+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(556,702)	$(255,037)	$(477,648)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$0	$0	$0

+ excess fair value for equity award modifications	$0	$0	$0

Compensation Actually Paid to PEO (column (c))	$(1,846,653)	$71,419,061	$14,328,818

75

AVERAGE FOR NON-PEO NEOS	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$2,594,429	$3,334,351	$3,273,590
- aggregate change in actuarial present value of pension benefits	$0	$0	$744,812

+ service cost of pension benefits	$0	$0	$122,172

+ prior service cost of pension benefits	$0	$0	$0

- SCT “Stock Awards” column value	$1,530,955	$1,817,086	$1,217,556

- SCT “Option Awards” column value	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,632,281	$8,717,424	$3,283,942

+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,509,632)	$10,469,915	$137,089

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$137,693	$(33,819)	$(68,340)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$0	$0	$0

+ excess fair value for equity award modifications	$0	$0	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,323,816	$20,670,785	$4,786,085
(3)
Total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the S&P Metals and Mining Select Industry Index (the “PvP Peer Group”).
Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Adjusted EBITDA, Excluding Special Items—Non-Normalized is calculated for IC plan purposes as described in “Attachment A—Additional Information Regarding Performance Measures .’’

Company Selected Measure Name	Adjusted EBITDA, Excluding Special Items—Non-Normalized
Named Executive Officers, Footnote [Text Block]	Roy Harvey served as our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO
NEOs included William Oplinger, John Slaven, Jeffrey Heeter, and Kelly Thomas. For 2021, our
non-PEO
NEOs included Messrs. Oplinger, Slaven, Timothy Reyes, and Heeter. For 2020, our
non-PEO
	NEOs included Messrs. Oplinger, Slaven, Reyes, and Heeter.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the S&P Metals and Mining Select Industry Index (the “PvP Peer Group”).
	Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	$ 12,837,409	$ 15,960,369	$ 13,280,808
PEO Actually Paid Compensation Amount	$ (1,846,653)	71,419,061	14,328,818
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each of 2022, 2021 and 2020, the values Included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Roy Harvey (PEO)	2022	2021	2020

Summary Compensation Table Total for PEO (column (b))	$12,837,409	$15,960,369	$13,280,808

- aggregate change in actuarial present value of pension benefits	$0	$0	$2,067,235

+ service cost of pension benefits	$0	$0	$172,579

+ prior service cost of pension benefits	$0	$0	$0

- SCT “Stock Awards” column value	$10,474,101	$12,113,517	$8,468,529

- SCT “Option Awards” column value	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$4,601,646	$31,694,323	$12,187,015

+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(8,254,905)	$36,132,923	$(298,172)

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0

+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(556,702)	$(255,037)	$(477,648)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$0	$0	$0

+ excess fair value for equity award modifications	$0	$0	$0

Compensation Actually Paid to PEO (column (c))	$(1,846,653)	$71,419,061	$14,328,818

Non-PEO NEO Average Total Compensation Amount	$ 2,594,429	3,334,351	3,273,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,323,816	20,670,785	4,786,085
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NEOS	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$2,594,429	$3,334,351	$3,273,590
- aggregate change in actuarial present value of pension benefits	$0	$0	$744,812

+ service cost of pension benefits	$0	$0	$122,172

+ prior service cost of pension benefits	$0	$0	$0

- SCT “Stock Awards” column value	$1,530,955	$1,817,086	$1,217,556

- SCT “Option Awards” column value	$0	$0	$0

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,632,281	$8,717,424	$3,283,942

+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,509,632)	$10,469,915	$137,089

+ vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$137,693	$(33,819)	$(68,340)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0	$0	$0

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$0	$0	$0

+ excess fair value for equity award modifications	$0	$0	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,323,816	$20,670,785	$4,786,085

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List
The following table lists the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance:

Relative Total Shareholder Return
Average Return on Equity

Adj. EBITDA excluding special items (non-normalized)
Free Cash Flow (normalized)

Total Shareholder Return Amount	$ 213.42	277.59	107.16
Peer Group Total Shareholder Return Amount	178.99	157.75	116.44
Net Income (Loss)	$ 38,000,000	$ 570,000,000	$ (14,000,000)
Company Selected Measure Amount	2,224	2,763	1,151
PEO Name	Roy Harvey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Average Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adj. EBITDA excluding special items (non-normalized)
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA, Excluding Special Items—Non-Normalized is calculated for IC plan purposes as described in “Attachment A—Additional Information Regarding Performance Measures .’’
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (normalized)
PEO [Member] | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 2,067,235
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	172,579
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,254,905)	36,132,923	(298,172)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,474,101	12,113,517	8,468,529
PEO [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,601,646	31,694,323	12,187,015
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(556,702)	(255,037)	(477,648)
PEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	744,812
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	122,172
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,509,632)	10,469,915	137,089
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,530,955	1,817,086	1,217,556
Non-PEO NEO [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,632,281	8,717,424	3,283,942
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,693	(33,819)	(68,340)
Non-PEO NEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0